  As filed with the Securities and Exchange Commission on September 21, 2000

                                   Form N-1A

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /x/


                      Pre-Effective Amendment No.   [  ]

                      Post-Effective Amendment No.  [25]

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940  /x/

                              AMENDMENT NO.  [27]
                       (Check appropriate box or boxes)

                       MORGAN GRENFELL INVESTMENT TRUST
              (Exact name of registrant as specified in charter)

                               One South Street
                           Baltimore, Maryland 21202
             (Address of principal executive office)    (Zip Code)

      Registrant's Telephone Number, including Area Code: (410) 895-5000

                                Richard T. Hale
                       Morgan Grenfell Investment Trust
                               One South Street
                           Baltimore, Maryland 21202
                    (Name and address of agent for service)

                         Copies of communications to:
                          Christopher P. Harvey, Esq.
                               Hale and Dorr LLP
                                60 State Street
                               Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

  X   On October 29, 2000 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

  X This post-effective amendment designates a new effective date for a previously filed post-effective amendment with respect to Registrant's series, Total Return Bond. The post-effective amendment for High Yield Bond -- Premier will go effective automatically on September 29, 2000.

Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-68704) filed with the Securities and Exchange Commission on July 28, 2000.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on September 21, 2000.

                                    MORGAN GRENFELL INVESTMENT TRUST

                                    By: /s/ Richard T. Hale
                                        -----------------------------------
                                        Richard T. Hale
                                        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registrant's Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


       Signatures                    Title                       Date
       ----------                    -----                       ----

/s/ Richard T. Hale           President and Chief         September 21, 2000
-------------------------     Executive Officer
Richard T. Hale


/s/ Amy M. Olmert             Chief Financial Officer     September 21, 2000
-------------------------
Amy M. Olmert

                              Trustee                     September 21, 2000
-------------------------
Paul K. Freeman


/s/ Graham E. Jones*          Trustee                     September 21, 2000
-------------------------
Graham E. Jones


/s/ Hugh G. Lynch*            Trustee                     September 21, 2000
-------------------------
Hugh G. Lynch


/s/ William N. Searcy*        Trustee                     September 21, 2000
-------------------------
William N. Searcy


/s/ Edward T. Tokar*          Trustee                     September 21, 2000
-------------------------
Edward T. Tokar

*By: /s/ Daniel O. Hirsch                          Dated: September 21, 2000
     --------------------
     Daniel O. Hirsch
     Power-of-Attorney*


* The Power-of Attorney was filed as an exhibit to Post-Effective Amendment no. 22 Registrant's Registration Statement on December 23, 1999 (accession number 0000928385-99-003687) and incorporated by reference herein.